CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 2,286	$ 5,880,271	$ (7,483,376)	$ (1,600,819)
Balance (in Shares) at Dec. 31, 2011	22,858,235
Common shares issued for acquisition	417	2,357,333		2,357,750
Common shares issued for acquisition (in Shares)	4,171,750
Common shares for cash	892	4,303,372		4,304,264
Common shares for cash (in Shares)	8,920,000
Stock-based compensation expense		124,660		124,660
Warrants and options exercised	20	99,980		100,000
Warrants and options exercised (in Shares)	200,000
Net loss			(1,869,831)	(1,869,831)
Balance at Dec. 31, 2012	3,615	12,765,616	(9,353,207)	3,416,024
Balance (in Shares) at Dec. 31, 2012	36,149,985			36,149,985
Common shares issued for acquisition	84	1,118,089		1,118,173
Common shares issued for acquisition (in Shares)	835,810
Common shares for payment of goods and services	79	553,281		553,360
Common shares for payment of goods and services (in Shares)	793,679
Common shares issued for note conversion	94	469,906		470,000
Common shares issued for note conversion (in Shares)	940,000
Warrants issued in conjunction with note conversion		392,170		392,170
Common shares for cash	936	8,177,535		8,178,471
Common shares for cash (in Shares)	9,357,578
Stock-based compensation expense		1,065,288		1,065,288
Warrants and options exercised	76	(76)
Warrants and options exercised (in Shares)	757,864
Net loss			(4,013,127)	(4,013,127)
Balance at Dec. 31, 2013	4,884	24,541,809	(13,366,334)	11,180,359
Balance (in Shares) at Dec. 31, 2013	48,834,916			48,834,916
Common shares issued for acquisition	20	210,873		210,893
Common shares issued for acquisition (in Shares)	204,750
Common shares issued for note conversion	261	3,414,524		3,414,785
Common shares issued for note conversion (in Shares)	2,605,513
Warrants and options exercised	7	1,673,175		1,673,182
Warrants and options exercised (in Shares)	72,141
Share-based compensation	20	711,512		711,532
Share-based compensation (in Shares)	204,689
Premium on Series AA Preferred conversion to common shares			(2,243,410)	(2,243,410)
Net loss			(2,303,770)	(2,303,770)
Balance at Jun. 30, 2014	$ 5,192	$ 30,551,893	$ (17,913,514)	$ 12,643,571
Balance (in Shares) at Jun. 30, 2014	51,922,009			51,922,009